UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

(Address of principal executive offices)

Indianapolis, IN 46208

(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.01%

Consumer Discretionary - 11.37%
Genuine Parts Co.	38,820	$3,027,960
MDC Holdings, Inc.	53,500	1,960,775
Omnicom Group, Inc.	48,500	2,856,650
Target Corp.	40,740	2,788,653

		10,634,038

Consumer Staples - 6.22%
Procter & Gamble Co./The	37,480	2,888,209
Walgreen Co.	61,500	2,932,320

		5,820,529

Energy - 15.10%
Chevron Corp.	21,670	2,574,830
Ensco PLC - Class A	48,930	2,935,800
Exxon Mobil Corp.	31,100	2,802,421
Helmerich & Payne, Inc.	47,390	2,876,573
Williams Companies, Inc./The	78,440	2,938,362

		14,127,986

Financials - 18.44%
ACE Ltd.	31,400	2,793,658
American Express Co.	43,670	2,945,978
BlackRock, Inc.	11,790	3,028,615
PartnerRe Ltd.	29,850	2,779,334
T. Rowe Price Group, Inc.	36,750	2,751,473
Willis Group Holdings PLC	74,760	2,952,272

		17,251,330

Healthcare - 15.22%
Baxter International, Inc.	40,330	2,929,571
Eli Lilly & Co.	49,090	2,787,821
Johnson & Johnson	36,080	2,941,602
Merck & Co., Inc.	61,370	2,714,395
Stryker Corp.	43,900	2,864,036

		14,237,425

Industrials - 11.75%
Norfolk Southern Corp.	36,800	2,836,544
United Parcel Service, Inc. - Class B	33,550	2,881,945
United Technologies Corp.	28,060	2,621,646
W.W. Grainger, Inc.	11,790	2,652,514

		10,992,649

Information Technology - 8.88%
Linear Technology Corp.	73,210	2,809,068
Microsoft Corp.	99,130	2,836,109
Texas Instruments, Inc.	75,100	2,664,548

		8,309,725

Materials - 5.99%
Air Products & Chemicals, Inc.	32,770	2,854,922
Albemarle Corp.	43,970	2,749,004

		5,603,926

Real Estate Investment Trusts - 3.10%
Digital Realty Trust, Inc.	43,360	2,901,218

Telecommunication Services - 2.94%
AT&T, Inc.	74,820	2,745,146

TOTAL COMMON STOCKS (Cost $75,015,295)		92,623,972

Money Market Securities - 0.99%
Federated Prime Obligations Fund, 0.08% (a)	927,650	927,650

TOTAL MONEY MARKET SECURITIES (Cost $927,650)		927,650

TOTAL INVESTMENTS (Cost $75,942,945) - 100.00%		$93,551,622

Liabilities in excess of other assets - (0.00)%		(817)

TOTAL NET ASSETS - 100.00%		$93,550,805

(a) Rate disclosed is the seven day yield as of March 31, 2013.

Tax Related: The aggregate cost of securities for federal income tax purposes was the following:

Unrealized appreciation		$17,712,580
Unrealized depreciation		(237,337)

Net unrealized appreciation		$17,475,243

Aggregate cost of securities for income tax purposes		$76,076,379

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments

March 31, 2013

(Unaudited)

Security Transactions and Related Income – The Fund records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$10,634,038	$—	$—	$10,634,038
Consumer Staples	5,820,529	—	—	5,820,529
Energy	14,127,986	—	—	14,127,986
Financials	17,251,330	—	—	17,251,330
Healthcare	14,237,425	—	—	14,237,425
Industrials	10,992,649	—	—	10,992,649
Information Technology	8,309,725	—	—	8,309,725
Materials	5,603,926	—	—	5,603,926
Real Estate Investment Trusts	2,901,218	—	—	2,901,218
Telecommunication Services	2,745,146	—	—	2,745,146
Money Market Securities	927,650	—	—	927,650

Total	$93,551,622	$—	$—	$93,551,622

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the reporting period ended March 31, 2013, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.08%

Consumer Discretionary - 12.04%
Columbia Sportswear Co.	4,400	$254,672
Cracker Barrel Old Country Store, Inc.	3,480	281,358
Gentex Corp.	16,960	339,370
Hillenbrand, Inc.	11,900	300,832
M.D.C. Holdings, Inc.,	7,160	262,414
Monro Muffler Brake, Inc.	7,400	293,854
Tupperware Brands Corp.	4,450	363,743

		2,096,243

Consumer Staples - 4.83%
Calavo Growers, Inc.	9,860	283,771
Female Health Co./The	37,000	267,880
Nu Skin Enterprises, Inc. - Class A	6,550	289,510

		841,161

Energy - 4.63%
Berry Petroleum Co. - Class A	4,510	208,768
Energen Corp.	4,795	249,388
World Fuel Services Corp.	8,760	347,947

		806,103

Financials - 20.87%
BancFirst Corp.	5,790	241,443
Brown & Brown, Inc.	10,890	348,916
Bryn Mawr Bank Corp.	12,920	300,778
Cash America International, Inc.	5,810	304,851
Cullen/Frost Bankers, Inc.	3,890	243,242
Endurance Specialty Holdings Ltd.	5,360	256,262
Greenhill & Co., Inc.	4,030	215,121
Lazard Ltd. - Class A	7,790	265,873
Mercury General Corp.	6,050	229,476
Platinum Underwriters Holdings Ltd.	4,560	254,494
Provident New York Bancorp	35,960	326,157
SCBT Financial Corp.	3,370	169,848
Tompkins Financial Corp.	7,060	298,497
Trustmark Corp.	7,120	178,071

		3,633,029

Healthcare - 8.80%
Atrion Corp.	1,680	322,543
Meridian Bioscience, Inc.	15,530	354,395
Mindray Medical International Ltd. (a)	7,680	306,739
National Research Corp.	4,740	275,110
PerkinElmer, Inc.	8,150	274,166

		1,532,953

Industrials - 15.26%
A. O. Smith Corp.	2,320	170,682
Applied Industrial Technologies, Inc.	5,860	263,700
Dun & Bradstreet Corp./The	2,890	241,748
IDEX Corp.	5,550	296,481
Landstar System, Inc.	5,120	292,301
Lindsay Corp.	2,830	249,549
Regal -Beloit Corp.	3,600	293,616
Textainer Group Holdings Ltd.	6,920	273,686
Valmont Industries, Inc.	2,110	331,840
Watsco, Inc.	2,890	243,280

		2,656,883

Information Technology - 12.95%
Broadridge Financial Solutions, Inc.	14,260	354,218
Communications Systems, Inc.	20,770	204,584
Global Payments, Inc.	4,590	227,939
Intersil Corp. - Class A	25,990	226,373
Littelfuse, Inc.	4,980	337,893
MTS Systems Corp.	5,100	296,565
Mesa Laboratories, Inc.	4,740	251,173
National Instruments Corp.	10,890	356,647

		2,255,392

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Opportunity Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.08% - continued

Materials - 10.09%
A. Schulman, Inc.	10,630	$335,483
Compass Minerals International, Inc.	3,050	240,645
H.B. Fuller Co.	8,110	316,939
NewMarket Corp.	1,250	325,450
Olin Corp.	10,940	275,907
RPM International Inc.	8,290	261,798

		1,756,222

Real Estate Investment Trusts - 5.83%
LTC Properties, Inc.	6,160	250,897
Mid-America Apartment Communities, Inc.	3,440	237,566
National Retail Properties, Inc.	8,050	291,168
Tanger Factory Outlet Centers, Inc.	6,510	235,532

		1,015,163

Utilities - 2.78%
AGL Resources, Inc.	3,860	161,927
Avista Corp.	5,930	162,482
South Jersey Industries, Inc.	2,860	158,987

		483,396

TOTAL COMMON STOCKS (Cost $15,771,000)		17,076,545

Money Market Securities - 1.05%
Federated Prime Obligations Fund, 0.08% (b)	183,765	183,765

TOTAL MONEY MARKET SECURITIES (Cost $183,765)		183,765

TOTAL INVESTMENTS (Cost $15,954,765) - 99.13%		$17,260,310

Other assets in excess of liabilities - 0.87%		151,069

TOTAL NET ASSETS - 100.00%		$17,411,379

(a) American Depositary Receipt.
(b) Rate disclosed is the seven day yield as of March 31, 2013.

Tax Related: The aggregate cost of securities for federal income tax purposes was the following:

Unrealized appreciation		$1,360,434
Unrealized depreciation		(54,699)

Net unrealized appreciation		$1,305,735

Aggregate cost of securities for income tax purposes		$15,954,575

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments

March 31, 2013

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$17,076,545	$—	$—	$17,076,545
Money Market Securities	183,765	—	—	183,765

Total	$17,260,310	$—	$—	$17,260,310

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the reporting period ended March 31, 2013, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 5/30/13

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 5/30/13